LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments
September 30, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–76.62%
INVESTMENT COMPANIES–76.62%
Equity Fund–9.29%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS Value Fund	1,073,145	$59,559,553
		59,559,553
International Equity Fund–67.33%
✧✧Lincoln Variable Insurance Products Trust– LVIP MFS International Growth Fund	19,867,312	431,935,225
		431,935,225
Total Affiliated Investments (Cost $347,058,917)		491,494,778

UNAFFILIATED INVESTMENTS–23.12%
INVESTMENT COMPANIES–23.12%
International Equity Fund–18.67%
✠MFS® Variable Insurance Trust II– MFS® VIT II Research International Portfolio	4,836,165	119,791,805
119,791,805
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Money Market Fund–4.45%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.94%)	28,535,401	$28,535,401
		28,535,401
Total Unaffiliated Investments (Cost $139,992,419)		148,327,206

TOTAL INVESTMENTS–99.74% (Cost $487,051,336)	639,821,984
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.26%	1,674,321
NET ASSETS APPLICABLE TO 46,025,040 SHARES OUTSTANDING–100.00%	$641,496,305

✧✧Standard Class shares.
✠Initial Class.
LVIP MFS International Equity Managed Volatility Fund–1

LVIP MFS International Equity Managed Volatility Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at September 30, 2024:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
71	British Pound	$5,934,713	$5,796,451	12/16/24	$138,262	$—
70	Euro	9,770,687	9,688,911	12/16/24	81,776	—
80	Japanese Yen	7,030,500	7,136,511	12/16/24	—	(106,011)
					220,038	(106,011)
Equity Contracts:
21	E-mini MSCI Emerging Markets Index	1,231,335	1,148,140	12/20/24	83,195	—
3	E-mini Russell 2000 Index	337,380	322,997	12/20/24	14,383	—
14	E-mini S&P 500 Index	4,069,975	3,934,875	12/20/24	135,100	—
3	E-mini S&P MidCap 400 Index	944,580	899,332	12/20/24	45,248	—
176	Euro STOXX 50 Index	9,854,489	9,518,990	12/20/24	335,499	—
53	FTSE 100 Index	5,873,095	5,881,851	12/20/24	—	(8,756)
27	Nikkei 225 Index (OSE)	7,129,240	6,834,175	12/12/24	295,065	—
					908,490	(8,756)
Total Futures Contracts					$1,128,528	$(114,767)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2024.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
See accompanying notes.
LVIP MFS International Equity Managed Volatility Fund–2

LVIP MFS International Equity Managed Volatility Fund
Notes
September 30, 2024 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2024, were as follows:
	Value 12/31/23	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/24	Number of Shares 09/30/24	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-76.62%@
Equity Fund-9.29%@
✧✧LVIP MFS Value Fund	$59,301,471	$3,126,924	$8,417,067	$941,389	$4,606,836	$59,559,553	1,073,145	$—	$—
International Equity Fund-67.33%@
✧✧LVIP MFS International Growth Fund	412,700,109	16,162,284	48,500,107	4,515,325	47,057,614	431,935,225	19,867,312	—	—
Total	$472,001,580	$19,289,208	$56,917,174	$5,456,714	$51,664,450	$491,494,778		$—	$—

@ As a percentage of Net Assets as of September 30, 2024.
✧✧ Standard Class shares.
LVIP MFS International Equity Managed Volatility Fund–3